Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	May 28, 2019	May 08, 2019
Earnings per share [line items]
Number of shares issued by the entity to Board of Directors		20,000
Number of shares in relation to the management incentive and Board of Directors remuneration agreements	1,514,114
2016 HeadHunter Unit Option Plan [Member]
Earnings per share [line items]
Percentage of Awards to be settled in Shares	75.00%
Number of shares authorized			1,271,436
2018 HeadHunter Unit Option Plan [Member]
Earnings per share [line items]
Shares issued	222,678